Stock Options -fair value of the stock options (Details)		12 Months Ended
	Apr. 12, 2022	Dec. 31, 2022 Options $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options awarded	100,000	100,000
Risk-free rate		2.52%
Expected equity volatility		57.63%
Share price		$ 32.18
Expected dividend rate		0.00%